CAPITALIZED COMPUTER SOFTWARE COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Capitalized computer software costs
Balance at beginning of year	¥ 2,662,072	¥ 2,328,190
Costs capitalized during year	673,018	374,715
Foreign currency translation adjustments	11,173	(337)
Disposal, impairment and other	(334,347)	(40,496)
Balance at end of year	3,011,916	2,662,072	¥ 2,328,190
Accumulated amortization, end of year	(1,891,124)	(1,859,137)
Capitalized computer software costs-net	1,120,792	802,935
Additional disclosures
Capitalized software costs for projects in progress	253,005	138,021
Amortization expenses	351,516	503,985	455,876
Impairment loss	8,920	¥ 38,560	¥ 0
Capitalized computer software
Capitalized computer software costs
Disposal, impairment and other	(327,765)
Estimated amortization of capitalized computer software costs
2020	288,273
2021	230,148
2022	164,165
2023	122,698
2024	¥ 67,275